SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], Maximum [Member])	Dec. 31, 2012
Selling Shareholder [Member]
Number Of Common Shares Available For Sale	6,000,000
Sapiens [Member]
Number Of Common Shares Available For Sale	40,000